Label	Element	Value
Document And Entity Information [Abstract]	ck0000908802_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 18, 2017
Registrant Name	dei_EntityRegistrantName	SCHRODER SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 18, 2017
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017